Related party transactions	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Related party transactions

28.	Related party transactions

The Company has a policy for related party transactions, which is annually revised and approved by the Board of Directors in accordance with the Company’s by-laws.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

28.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		06.30.2026		12.31.2025
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	59	32	33	28
Other associates and joint ventures	35	21	44	27
Subtotal	94	53	77	55
Brazilian government entities
Government bonds	527	−	552	−
Banks controlled by the Brazilian Government	18,659	4,415	16,027	3,790
Fuel Trading Subsidy Program (note 28.1.1)	2,021	−	−	−
Brazilian Federal Government (1)	−	775	−	893
Pré-Sal Petróleo S.A. – PPSA	−	1	−	116
Others	99	191	181	170
Subtotal	21,306	5,382	16,760	4,969
Petros	54	256	50	310
Total	21,454	5,691	16,887	5,334
Current	4,671	927	1,896	1,453
Non-Current	16,783	4,764	14,991	3,881
(1) Includes amounts related to dividends and lease liability.

The income/expenses of significant transactions are set out in the following table:

	2026	2025	2026	2025
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
Petrochemical companies (associates)	2,102	1,650	1,237	838
Other associates and joint ventures	21	21	11	10
Subtotal	2,123	1,671	1,248	848
Brazilian government entities
Government bonds	31	59	15	29
Banks controlled by the Brazilian Government	(21)	(91)	8	(46)
Fuel Trading Subsidy Program (note 28.1.1)	2,453	−	2,312	−
Brazilian Federal Government	(59)	(58)	(35)	(33)
Pré-Sal Petróleo S.A. – PPSA	(134)	(230)	(116)	24
Others	(161)	(127)	(45)	(60)
Subtotal	2,109	(447)	2,139	(86)
Petros	(10)	(9)	(5)	(5)
Total - Income (Expenses)	4,222	1,215	3,382	757
Revenues, mainly sales revenues	2,106	1,661	1,095	844
Income (expenses)	2,172	(358)	2,298	(38)
Foreign exchange and inflation indexation charges, net	(50)	(33)	(31)	(18)
Finance income (expenses), net	(6)	(55)	20	(31)
Total - Income (Expenses)	4,222	1,215	3,382	757

The liability related to pension plans of the Company's employees and managed by the Petros Foundation, including debt instruments, is presented in note 14.2.

28.1.1.	Fuel trading subsidy program

Given the geopolitical situation in the Middle East and its impact on international oil and oil products prices, as of March 2026, the Brazilian Federal Government granted economic subsidies to the trade of road-use diesel, LPG, and gasoline in Brazil, equalizing a portion of the costs of producers and importers, aimed at contributing to stabilize prices and supply of oil products.

Petrobras adhered to these programs, whereby authorized amounts and conditions for receiving subsidies are defined within specific legal and regulatory framework for each product and period.

Subsidy revenue is recognized when the eligible oil products are sold and delivered to customers. The following table presents subsidy revenue by fuel recognized in the six-month period ended June 30, 2026, including their legal instruments:

Fuel	Provisional Measure (1)	Effectiveness	Description	Subsidy gross revenues	Sales charges	Subsidy net revenues
Road-use Diesel	1,340/2026	March 12 to March 31, 2026	US$ 0.06 (R$ 0.32) per liter	141	(13)	128
	1,340/2026	April 1 to April 7, 2026	Up to US$ 0.06 (R$ 0.32) per liter	34	(3)	31
	1,340/2026	April 7 to June 01, 2026	Up to US$ 0.22 (R$ 1.12) per liter	1,096	(102)	994
	1,363/2026	June 2, 2026 onwards	US$ 0.22 (R$ 1.12) per liter	746	(69)	677
Road-use Diesel "A"	1,358/2026	June 1, 2026 onwards	US$ 67.90 (R$ 351.51) per m3	242	(22)	220
LPG	1,349/2026	April 1, 2026 onwards	US$ 164.20 (R$ 850.00) per ton	19	(1)	18
Gasoline	1,358/2026	May 29, 2026 onwards	US$ 0.08 (R$ 0.44) per liter	175	(16)	159
Total				2,453	(226)	2,227
(1) Complemented by the related decrees and ordinances.

In the six-month period ended June 30, 2026, the Company recognized subsidy revenue of U$$ 2,227, net of Pis and Cofins. As of June 30, 2026, the balance of this subsidy was US$ 2,021.

In July 2026, the Company received additional US$ 844 relating to this program. The receipt of the remaining balance is awaiting documentation analysis by ANP.

28.2.	Compensation of key management personnel

The criteria for compensation of members of the Board of Directors and the Board Executive Officers is based on the guidelines established by the Secretariat of Management and Governance of the State-owned Companies (SEST) of the Ministry of Management and Innovation in Public Services, and by the Ministry of Mines and Energy. The total compensation is set out as follows:

					Parent Company
		Jan-Jun/2026			Jan-Jun/2025
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.7	0.2	1.9	1.4	0.2	1.6
Social security and other employee-related taxes	0.4	−	0.4	0.4	−	0.4
Post-employment benefits (pension plan)	0.2	−	0.2	0.2	−	0.2
Benefits due to termination of tenure	−	−	−	0.1	−	0.1
Total compensation recognized in the statement of income	2.3	0.2	2.5	2.1	0.2	2.3
Total compensation paid (1)	4.3	0.2	4.5	3.7	0.2	3.9
Monthly average number of members	8.67	11.00	19.67	8.83	11.00	19.83
Monthly average number of paid members	8.67	9.00	17.67	8.83	9.00	17.83
(1) Includes variable compensation for Executive Officers relating to previous periods.

In the six-month period ended June 30, 2026, expenses related to compensation of the board members and executive officers of Petrobras amounted to US$ 7.3 (US$ 6.5 for the same period of 2025).

The compensation of the Advisory Committees to the Board of Directors is separate from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Statutory Audit Committees are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 132 thousand for the six-month period ended June 30, 2026 (US$ 156 thousand with tax and social security costs). For the same period of 2025, the total compensation concerning these members was US$ 115 thousand (US$ 136 thousand with tax and social security costs).

On April 16, 2026, the Company’s Annual Shareholders’ Meeting set the threshold for the overall compensation for executive officers and board members at US$ 11, R$ 57.22 million, from April 2026 to March 2027 (US$ 8.3, R$ 47.57 million, from April 2025 to March 2026, as approved on April 25, 2024).